Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 743	$ 841
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	45	41
Risk-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	602	692
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	45	41
– bid-offer | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	351	414
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	70	75
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	4	3
– credit valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	124	164
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	37	35
– debit valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(26)	(54)
– debit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	83	93
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	4	3
Model-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	50	63
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	50	63
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	91	86
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0